ACCRUED LIABILITIES AND OTHER PAYABLES (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
ACCRUED LIABILITIES AND OTHER PAYABLES
Deposits received from distributors	¥ 16,200	¥ 16,200
Accrued salary	871	1,208
Accrued rent, electricity and water	1,352	1,563
Accrued other taxes	1,042	1,027
Others	3,381	3,344
Current accrued expenses and other current liabilities	¥ 22,846	¥ 23,342